Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,418	$ 2,285
Other intangible assets subject to amortization, accumulated amortization	1,919	1,752
Other intangible assets subject to amortization, net	499	533
Total other intangible assets, gross	2,691	2,558
Other intangible assets not subject to amortization	1,919	1,752
Total other intangible assets, net	$ 772	806
Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years
Trademarks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Total other intangible assets, gross	$ 273	273
Total other intangible assets, net	$ 273	273
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 311	320
Other intangible assets subject to amortization, accumulated amortization	241	224
Other intangible assets subject to amortization, net	70	96
Patents, concessions, licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	2,107	1,965
Other intangible assets subject to amortization, accumulated amortization	1,678	1,528
Other intangible assets subject to amortization, net	$ 429	$ 437
Patents, concessions, licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions, licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years